Fixed assets - Property, plant and equipment - Networks and terminals (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 30,484	€ 29,075	€ 28,423	€ 27,119
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 27,155	€ 25,825	€ 25,137
Wireline access network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	57.00%	56.00%	55.00%
Wireless access network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	25.00%	25.00%	25.00%
Core and transmission network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	13.00%	14.00%	15.00%
Terminals, customer-premises equipment and payphones [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	5.00%	5.00%	5.00%